Annual Total Returns- JPMorgan Mid Cap Value Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Mid Cap Value Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.63%	19.57%	30.99%	14.29%	(3.06%)	13.75%	12.86%	(12.32%)	25.70%	(0.32%)